                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21914

                 RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 1/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

SHORT-TERM CASH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008


RIVERSOURCE SHORT-TERM CASH FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
MAXIMUM CURRENT INCOME CONSISTENT
WITH LIQUIDITY AND STABILITY OF
PRINCIPAL.

   Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the 1933 Act.

TABLE OF CONTENTS

Fund Snapshot.......................      2

Fund Expenses Example...............      3

Portfolio of Investments............      4

Financial Statements................      7

Notes to Financial Statements.......     10

Proxy Voting........................     15

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                   RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

SECTOR BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

Commercial Paper                                             77.6%
Certificates of Deposit                                      10.8%
Floating Rate Notes                                          11.6%

--------------------------------------------------------------------------------

 2 RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs which may include custodian fees and other nonadvisory expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            AUG. 1, 2007    JAN. 31, 2008    THE PERIOD(A)   EXPENSE RATIO

 Actual(b)                     $1,000         $1,026.00          $0.04           0.01%
 Hypothetical
 (5% return before
 expenses)                     $1,000         $1,025.17          $0.04           0.01%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return of +2.60% for the six months ended Jan. 31, 2008.

--------------------------------------------------------------------------------

                   RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT  3

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

CERTIFICATES OF DEPOSIT (10.7%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Bank of Montreal Chicago Branch
  04-21-08                          3.90%        $75,000,000(b)         $75,000,000
Calyon
  02-01-08                          3.13         100,000,000            100,000,000
Citibank
  02-01-08                          3.06          75,400,000             75,400,000
Credit Suisse (NY Branch)
  10-03-08                          4.78          75,000,000(b)          74,989,904
-----------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $325,389,904)                                                   $325,389,904
-----------------------------------------------------------------------------------

FLOATING RATE NOTES (11.6%)(b)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Bank of Ireland
  09-12-08                           4.86%       $67,000,000            $67,000,000
Lehman Brothers Holdings
  09-26-08                           4.88         50,000,000             50,000,000
Merrill Lynch & Co
  11-17-08                           4.13         75,000,000             75,000,000
MetLife Global Funding I
  09-24-08                           3.92         90,000,000             90,000,000
Wells Fargo & Co
  02-17-09                           4.07         70,000,000             70,000,000
-----------------------------------------------------------------------------------

TOTAL FLOATING RATE NOTES
(Cost: $352,000,000)                                                   $352,000,000
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (77.6%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)

ASSET-BACKED (18.2%)
Alpine Securitization
  02-05-08                           3.45%       $55,600,000(c)         $55,573,744
CIESCO LLC
  02-25-08                           4.22        100,000,000(c)          99,712,001
Citibank Credit Card Issue Trust (Dakota Nts)
  02-01-08                           4.97         28,500,000(c)          28,500,000
Fairway Finance LLC
  02-05-08                           3.37         20,400,000(c)          20,390,593
  02-07-08                           3.62         50,000,000(c)          49,965,333
  02-12-08                           3.22         40,000,000(c)          39,957,711
Gemini Securitization LLC
  02-01-08                           3.19         39,900,000(c)          39,900,000
  02-12-08                           3.26         27,613,000(c)          27,583,469
Park Avenue Receivables
  02-12-08                           3.78         70,000,000             69,913,161
Sheffield Receivables
  02-01-08                           3.19         50,000,000(c)          50,000,000
  02-12-08                           3.91         40,000,000(c)          39,948,667
Thames Asset Global Securities
  02-06-08                           3.64         30,000,000(c)          29,982,042
                                                                    ---------------
Total                                                                   551,426,721
-----------------------------------------------------------------------------------

BANKING (46.4%%)
Allied Irish Banks North America
  03-25-08                           3.18        100,000,000(c)          99,531,833
Bank of America
  02-11-08                           4.48        100,000,000             99,865,278
Bank of Ireland
  04-18-08                           3.25         40,000,000(c)          39,724,083
Bank of Nova Scotia
  02-27-08                           4.60         50,000,000             49,830,278
Barclays US Funding
  04-04-08                           4.02         30,000,000             29,790,000
Credit Suisse First Boston
  02-26-08                           4.70         45,000,000             44,850,000
Danske
  02-04-08                           3.65        100,000,000(c)          99,960,000

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 4 RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
BANKING (CONT.)
DEPFA Bank
  02-15-08                           3.76%       $50,000,000(c)         $49,922,903
  02-20-08                           3.80         50,000,000(c)          49,896,028
Deutsche Bank Financial LLC
  02-01-08                           3.14        100,000,000            100,000,000
HSBC Finance
  02-01-08                           3.14        100,000,000            100,000,000
ING US Funding LLC
  02-13-08                           4.54        100,000,000             99,838,667
Kredietbank Finance
  03-14-08                           3.78        100,000,000             99,556,667
Marshall & Ilsley
  02-01-08                           3.04         80,000,000             80,000,000
Nordea North America
  02-14-08                           4.57         50,000,000             49,912,431
Royal Bank of Scotland
  03-28-08                           4.54        100,000,000             99,295,333
Skandinaviska Enskilda Banken
  04-17-08                           3.26         35,000,000(c)          34,760,600
Swedbank
  02-19-08                           4.76         50,000,000             49,876,375
  03-12-08                           4.07         30,000,000             29,863,333
UBS Finance (Delaware) LLC
  02-12-08                           2.88        100,000,000             99,905,278
                                                                    ---------------
Total                                                                 1,406,379,087
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)

BROKERAGE (6.3%)
Goldman Sachs Group
  02-01-08                           3.09%      $100,000,000           $100,000,000
Lehman Brothers Holdings
  02-01-08                           3.10         60,000,000             60,000,000
Merrill Lynch & Co
  02-12-08                           3.14         30,000,000             29,969,108
                                                                    ---------------
Total                                                                   189,969,108
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (6.8%)
Natl Australia Funding Delaware
  02-08-08                           3.68         25,000,000(c)          24,979,826
  02-12-08                           3.56         80,000,000(c)          79,906,378
Toronto-Dominion Holdings USA
  02-29-08                           3.76        100,000,000(c)          99,702,500
                                                                    ---------------
Total                                                                   204,588,704
-----------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $2,352,363,620)                                               $2,352,363,620
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,029,753,524)(d)                                            $3,029,753,524
===================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2008. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $1,059,897,711 or 35.0% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2008.

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                   RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT  5

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, is available upon request by calling (888) 791-3380.

--------------------------------------------------------------------------------

 6 RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value (identified cost
   $3,029,753,524)                                              $3,029,753,524
Cash                                                                   149,004
Accrued interest receivable                                          1,665,523
------------------------------------------------------------------------------
Total assets                                                     3,031,568,051
------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                      948,882
Other accrued expenses                                                  72,573
------------------------------------------------------------------------------
Total liabilities                                                    1,021,455
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $3,030,546,596
==============================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                 $   33,241,985
Additional paid-in capital                                       2,997,306,486
Accumulated net realized gain (loss)                                    (1,875)
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $3,030,546,596
==============================================================================
Shares outstanding                                               3,030,548,471
------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock          $         1.00
------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                   RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT  7

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $79,350,059
---------------------------------------------------------------------------
Expenses:
Custodian fees                                                       69,700
Printing and postage                                                  8,681
Professional fees                                                    25,063
Other                                                                10,975
---------------------------------------------------------------------------
Total expenses                                                      114,419
   Earnings and bank fee credits on cash balances                    (6,834)
---------------------------------------------------------------------------
Total net expenses                                                  107,585
---------------------------------------------------------------------------
Investment income (loss) -- net                                  79,242,474
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                    (1,875)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $79,240,599
===========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 8 RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE PERIOD FROM
                                                    SIX MONTHS ENDED    SEPT. 26, 2006* TO
                                                     JAN. 31, 2008         JULY 31, 2007
                                                      (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                     $     79,242,474     $    147,386,987
Net realized gain (loss) on security transactions             (1,875)                  --
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        79,240,599          147,386,987
-------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                 (79,242,474)        (147,386,987)
-------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS AT A CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                         16,891,185,776       34,617,708,403
Net asset value of shares issued for reinvestment
   of distributions                                       81,343,911          144,318,990
Payments for redemptions of shares                   (17,170,824,394)     (31,533,284,215)
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                   (198,294,707)       3,228,743,178
-------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                 (198,296,582)       3,228,743,178
Net assets at beginning of period                      3,228,843,178              100,000**
-------------------------------------------------------------------------------------------
Net assets at end of period                         $  3,030,546,596     $  3,228,843,178
===========================================================================================

  * Date the Fund became available.
 ** Initial capital of $100,000 was contributed on Sept. 7, 2006.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                   RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT  9

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Short-Term Cash Fund (the Fund) is a series of RiverSource Short Term Investments Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Short Term Investments Series, Inc. has 100 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in money market instruments.

Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the Securities Act of 1933 (as amended).

At Jan. 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated RiverSource Funds owned 100% of the Fund's outstanding shares.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required. The Fund is treated as a separate entity for federal income tax purposes.

--------------------------------------------------------------------------------

 10 RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

--------------------------------------------------------------------------------

                  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT  11

2. EXPENSES

Under the Investment Management Services Agreement, the Investment Manager, subject to the policies set by the Board, provides investment management services. The Fund does not pay the investment manager a fee for services, but it does pay taxes, brokerage commissions and nonadvisory expenses.

The Fund does not pay compensation to the Board members. Compensation and certain other core expenses are paid directly by the other RiverSource funds that invest in this Fund.

During the six months ended Jan. 31, 2008, the Fund's custodian fees were reduced by $6,834 as a result of earnings credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $67,849,152,928 and $68,111,898,438, respectively, for the six months ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Jan. 31, 2008.

5. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that

--------------------------------------------------------------------------------

 12 RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

                  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT  13

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

6. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,                                   2008(F)        2007(B)
Net asset value, beginning of period                             $1.00          $1.00
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       .03            .04
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.03)          (.04)
-------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.00          $1.00
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                         $3,231         $3,229
-------------------------------------------------------------------------------------
Total expenses(c),(d)                                             .01%           .01%
-------------------------------------------------------------------------------------
Net investment income (loss)(d)                                  5.09%          5.37%
-------------------------------------------------------------------------------------
Total return(e)                                                  2.60%          4.66%
-------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 26, 2006 (date the Fund became available) to July 31, 2007.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(d)  Adjusted to an annual basis.
(e)  Not annualized.
(f)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 14 RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or searching the website of the Securities and Exchange Commission
(SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

                                                                 S-6284 C (3/08)

--------------------------------------------------------------------------------

                  RIVERSOURCE SHORT-TERM CASH FUND -- 2008 SEMIANNUAL REPORT  15

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Short Term Investments Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 3, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date April 3, 2008